SCHEDULE OF WARRANTS AND FAIR VALUE OUTSTANDING (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding | shares	6,716,797	7,214,819
Fair Value of warrants | $		$ 4,865,772
Range 1 [member]
IfrsStatementLineItems [Line Items]
Issue date	Nov. 30, 2020
Exercise price | $ / shares	$ 3.55
Number of Warrants Outstanding | shares		482,425
Fair Value of warrants | $		$ 182,262
Range 2 [member]
IfrsStatementLineItems [Line Items]
Issue date	Feb. 05, 2021
Exercise price | $ / shares	$ 3.55
Number of Warrants Outstanding | shares	1,319,675	1,323,275
Fair Value of warrants | $		$ 951,226
Range 3 [member]
IfrsStatementLineItems [Line Items]
Issue date	Mar. 05, 2021
Exercise price | $ / shares	$ 3.55
Number of Warrants Outstanding | shares	5,142,324	5,154,321
Fair Value of warrants | $		$ 3,732,284
Range 4 [Member]
IfrsStatementLineItems [Line Items]
Issue date	Jul. 29, 2021
Exercise price | $ / shares	$ 5.00
Number of Warrants Outstanding | shares	250,000	250,000
Fair Value of warrants | $
Range 5 [Member]
IfrsStatementLineItems [Line Items]
Issue date	Sep. 14, 2021
Exercise price | $ / shares	$ 5.00
Number of Warrants Outstanding | shares	4,798	4,798
Fair Value of warrants | $